Annual Total Returns[BarChart] - Xtrackers MSCI Eurozone Hedged Equity ETF - Xtrackers MSCI Eurozone Hedged Equity ETF	2015	2016	2017	2018	2019	2020
Total	9.89%	5.95%	15.72%	(10.75%)	29.42%	1.43%